POLICYHOLDER ACCOUNT BALANCES - Guaranteed Minimum Interest Rates (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
1 Basis Point - 50 Basis Points Above | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0001	0.0001
1 Basis Point - 50 Basis Points Above | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0050	0.0050
51 Basis Points-150 Basis Points Above | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0051	0.0051
51 Basis Points-150 Basis Points Above | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0150	0.0150
Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0150	0.0150
Universal Life
Policyholder Account Balance [Line Items]
Policyholder account value	$ 1,941	$ 1,876
Universal Life | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	1,202	1,180
Universal Life | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	666	696
Universal Life | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	73	0
Universal Life | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 32
Universal Life | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
Universal Life | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
Universal Life | 0.00%-1.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 32
Universal Life | 0.00%-1.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | 0.00%-1.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | 0.00%-1.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 1,941	$ 1,844
Universal Life | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
Universal Life | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Universal Life | 1.51%-2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 1,202	$ 1,148
Universal Life | 1.51%-2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	666	696
Universal Life | 1.51%-2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	73	0
Universal Life | 1.51%-2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | Greater than 2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
Universal Life | Greater than 2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
Universal Life | Greater than 2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
Universal Life | Greater than 2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | Greater than 2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Universal Life | Greater than 2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL
Policyholder Account Balance [Line Items]
Policyholder account value	597	560
VUL | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	551	536
VUL | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	42	24
VUL | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	4	0
VUL | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 50	$ 37
VUL | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
VUL | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
VUL | 0.00%-1.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 18	$ 13
VUL | 0.00%-1.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	30	24
VUL | 0.00%-1.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	2	0
VUL | 0.00%-1.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 85	$ 81
VUL | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
VUL | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
VUL | 1.51%-2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 73	$ 81
VUL | 1.51%-2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	12	0
VUL | 1.51%-2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL | 1.51%-2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL | Greater than 2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 462	$ 442
VUL | Greater than 2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
VUL | Greater than 2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 460	$ 442
VUL | Greater than 2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
VUL | Greater than 2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	2	0
VUL | Greater than 2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
Investment Edge
Policyholder Account Balance [Line Items]
Policyholder account value	7
Investment Edge | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	7
Investment Edge | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 7
Investment Edge | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%
Investment Edge | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%
Investment Edge | 0.00%-1.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 7
Investment Edge | 0.00%-1.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 0.00%-1.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 0.00%-1.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0
Investment Edge | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%
Investment Edge | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%
Investment Edge | 1.51%-2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0
Investment Edge | 1.51%-2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 1.51%-2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | 1.51%-2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | Greater than 2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0
Investment Edge | Greater than 2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%
Investment Edge | Greater than 2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0
Investment Edge | Greater than 2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | Greater than 2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
Investment Edge | Greater than 2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0
GMxB Core
Policyholder Account Balance [Line Items]
Policyholder account value	32	15
GMxB Core | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	32	15
GMxB Core | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 0.00%-1.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 32	$ 15
GMxB Core | 0.00%-1.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	0.00%	0.00%
GMxB Core | 0.00%-1.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.50%	1.50%
GMxB Core | 0.00%-1.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 32	$ 15
GMxB Core | 0.00%-1.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 0.00%-1.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 0.00%-1.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 1.51%-2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
GMxB Core | 1.51%-2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	1.51%	1.51%
GMxB Core | 1.51%-2.50% | Maximum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
GMxB Core | 1.51%-2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
GMxB Core | 1.51%-2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 1.51%-2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | 1.51%-2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | Greater than 2.50%
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
GMxB Core | Greater than 2.50% | Minimum
Policyholder Account Balance [Line Items]
Guaranteed minimum credit rating	2.50%	2.50%
GMxB Core | Greater than 2.50% | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0
GMxB Core | Greater than 2.50% | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | Greater than 2.50% | 51 Basis Points-150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	0	0
GMxB Core | Greater than 2.50% | Greater Than 150 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder account value	$ 0	$ 0